S000001259 [Member] Investment Strategy - LIMITED TERM U.S. GOVERNMENT FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and repurchase agreements relating to such securities. These may include:
∎	U.S. Treasury bills, notes and bonds;
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎
Mortgage-related securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, including U.S. agency mortgage-backed pass through securities (“MBS”) that may not be backed by the full faith and credit of the U.S. government;

∎	Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises; and
∎	Inflation-indexed securities issued by the U.S. Treasury, known as U.S. Treasury Inflation-Protected Securities, or TIPS.
The Fund may also seek to obtain all or a portion of the Fund’s exposure to MBS by investing in shares of one or more affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between two and five years.
The Fund may also invest in securities issued by U.S. government-sponsored enterprises. Obligations issued by U.S. government-sponsored enterprises are neither issued nor guaranteed by the U.S. Treasury and therefore are not backed by the full faith and credit of the United States.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.